Condensed financial information of the parent company - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 80,778	$ 96,488
Prepayments and other current assets	99,707	90,874
Total current assets	433,290	334,021
Total assets	602,884	463,011
Current liabilities:
Accrued liabilities and other current liabilities	54,548	43,406
Convertible preferred shares		68,113
Non-current liabilities:
Other non-current liabilities	9,631	9,055
Total liabilities	165,516	196,757
Shareholders' equity:
Treasury stocks	(37,172)	(57,055)
Additional paid-in capital	1,177,057	816,363
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(56,653)	(57,456)
Accumulated deficit	(660,757)	(450,490)
Total shareholders' equity	437,368	266,254	$ 348,187	$ 607,666
Total liabilities and shareholders' equity	602,884	463,011
Class A ordinary shares
Shareholders' equity:
Ordinary shares value	1
Parent Company
Current assets:
Cash	2,227	13,784
Prepayments and other current assets	394	464
Total current assets	2,621	14,248
Investments in and receivables from subsidiaries	435,449	326,177
Total assets	438,070	340,425
Current liabilities:
Accrued liabilities and other current liabilities	702	6,058
Convertible preferred shares		68,113
Non-current liabilities:
Total liabilities	702	74,171
Shareholders' equity:
Treasury stocks	(37,172)	(57,055)
Additional paid-in capital	1,177,057	816,363
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(56,653)	(57,456)
Accumulated deficit	(660,757)	(450,490)
Total shareholders' equity	437,368	266,254
Total liabilities and shareholders' equity	438,070	$ 340,425
Parent Company | Class A ordinary shares
Shareholders' equity:
Ordinary shares value	$ 1